Financial Risk (Details 3) - Securities at FVOCI - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Total	$ 231,348	$ 5,094
Loss allowance
Credit risk
Total	(43)		$ 173
Stage 1 | Loss allowance
Credit risk
Total	(43)		33
Stage 2 | Stage 2 | Loss allowance
Credit risk
Total			$ 140
Credit risk
Credit risk
Total	231,305	5,094
Credit risk | Cost [member]
Credit risk
Total	231,348	5,094
Credit risk | Loss allowance
Credit risk
Total	(43)
Credit risk | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	231,348	5,094
Credit risk | Stage 1
Credit risk
Total	231,305	5,094
Credit risk | Stage 1 | Cost [member]
Credit risk
Total	231,348	5,094
Credit risk | Stage 1 | Loss allowance
Credit risk
Total	(43)
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	$ 231,348	$ 5,094